Employee Benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits
Employee Benefits
16.	Employee Benefits
The Company’s subsidiaries and the VIEs and subsidiaries of the VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs and subsidiaries of the VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Contributions to medical and pension schemes	195,655	695,310	934,876
Other employee benefits	40,216	65,990	99,303

Total	235,871	761,300	1,034,179